Note 15 - Earnings Per Common Share (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Year ended December 31,
(Dollars in thousands, except per share data)	2018	2017	2016
Weighted average number of common shares outstanding used in basic earnings per common share calculation	4,368,289	4,215,899	4,180,994

Net dilutive effect of :
Options and warrants	423,818	640,410	553,386
Restricted stock awards	10,868	11,662	13,367
Weighted average number of common shares outstanding adjusted for effect of dilutive securities	4,802,975	4,867,971	4,747,747

Net income available to common shareholders	$8,236	4,404	6,350
Basic earnings per common share	$1.89	1.04	1.52
Diluted earnings per common share	$1.71	0.90	1.34